Details of Indebtedness (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Construction loan aggregate principal amount	$ 119.9		$ 32.6
Debt instrument interest rate stated percentage	4.20%
Liability reduced at the time certificate of occupancy for the project issued	50.00%
Liability reduced at time loan achieved	30.00%
Repayment guarantee reduce	50.00%
LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	3.50%
Long Point Property
Debt Instrument [Line Items]
Construction loan maximum borrowing capacity	21.4
Construction loan aggregate principal amount			21.4	[1]
Gwinnett Center
Debt Instrument [Line Items]
Construction loan aggregate principal amount			11.2	[2]
Crosstown Development Tampa FL
Debt Instrument [Line Items]
Construction loan aggregate principal amount	26.7
Circle Alexander Property
Debt Instrument [Line Items]
Construction loan aggregate principal amount	25.0
Aura Castle Hills Property
Debt Instrument [Line Items]
Construction loan aggregate principal amount	24.4
Aura Grand Corners Property
Debt Instrument [Line Items]
Construction loan aggregate principal amount	21.5
Maximum
Debt Instrument [Line Items]
Repayment guarantee reduce	35.00%
Minimum
Debt Instrument [Line Items]
Repayment guarantee reduce	15.00%
Construction Loans | Long Point Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.50%	[3],[4]
Construction Loans | Whitehall Development Charlotte NC | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.25%	[3],[5]
Construction Loans | Crosstown Development Tampa FL | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.50%	[3],[6]
Construction Loans | Circle Alexander Property
Debt Instrument [Line Items]
Debt agreement, required construction commencement period	90 days
Debt agreement, required construction completion period	2 years
Construction Loans | Circle Alexander Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.50%	[3],[7]
Construction Loans | Aura Castle Hills Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.60%	[3],[8]
Construction Loans | Aura Grand Corners Property | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	2.75%	[3],[9]
Construction Loans | Minimum | Long Point Property
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage	3.25%	[3],[4]
Mortgages | Gwinnett Center
Debt Instrument [Line Items]
Construction loan aggregate principal amount	11.2
Debt funded at closing	7.0
Loan, remaining funds available	3.5
Interest rate spread over LIBOR	4.95%	[10]
Mortgages | Gwinnett Center | LIBOR
Debt Instrument [Line Items]
Interest rate spread over LIBOR	3.50%	[10]
If the Company maintains less than $0.8 million in a deposit account with the lender
Debt Instrument [Line Items]
Debt instrument, interest rate increase	0.30%
Cost | Whitehall Development Charlotte NC
Debt Instrument [Line Items]
Construction loan aggregate principal amount	$ 22.3

[1]	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
[2]	Gwinnett Center is a three office building complex that was a lender owned, or "REO" property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company's increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.
[3]	The borrower is the joint venture formed to acquire and develop each Property. The construction loan is recourse against each respective joint venture.
[4]	Principals of an affiliate of the Company's co-venture partner have guaranteed the full amount of the loan. The loan may be prepaid in whole, but not in part, without penalty.
[5]	Certain affiliates of the Company's co-venture partner have guaranteed the loan, subject to their liability being reduced (i) to 50% at the time a certificate of occupancy for the project is issued and (ii) thereafter to 30% upon certain debt covenants of the loan being achieved. The loan may be prepaid in whole, but not in part, without penalty.
[6]	Certain affiliates of the Company's co-venture partner have provided the lender with a completion guaranty for the project and a 50% repayment guarantee for the principal amount of the loan. During the term of the construction loan, the repayment guarantee may be reduced to between 35% and 15% of the principal amount of the loan if certain conditions are met. The loan may be prepaid in whole, but not in part, without penalty.
[7]	The loan may be prepaid in full or in part at any time without fee, premium or penalty. Loan extensions are subject to certain conditions and the payment of a loan extension fee. The construction loan requires commencement of construction within 90 days, and completion within two years of the closing of the construction loan. The loan is secured by the Circle Alexander Property and all improvements constructed thereon. Certain affiliates of the Company's co-venture partner have provided the lender with completion and repayment guarantees.
[8]	With advance notice, the loan may be prepaid in full or in part, subject to required break funding payments. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Castle Hills Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[9]	With advance notice, the loan may be prepaid in full or in part, but not without penalty. Loan extensions are subject to certain conditions and the payment of a fee. The construction loan is secured by the Aura Grand Corner Property and all improvements constructed thereon. An affiliate of the Company's co-venture partner has provided the lender with completion and repayment guarantees.
[10]	The borrower is a subsidiary of the Company's operating partnership. The loan may be prepaid in full or in part at any time without penalty.